Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 183.9	$ 278.7
Cash in escrow	0.0	4.5
Unrestricted investments	10.0	6.3
Cash and deposits	193.9	289.5
Bank indebtedness	(7.2)	(4.7)
Cash and cash equivalents	$ 186.7	$ 284.8	$ 204.0